Stock-Based Incentive Compensation Plans and Employee Benefit Plans Change in Control Agreements and Other Employee Matters (Details)	12 Months Ended
Dec. 31, 2019 salary_severance_benefits
Concentration Risk [Line Items]
Maximum Number Of Times Annual Salary Included In Severance Benefits	3
Workforce Subject to Collective Bargaining Arrangements Expiring in May 2020 [Member] | Employees Subject To Collective Bargaining Agreements [Member] | Labor Force Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%
Workforce Subject to Collective Bargaining Arrangements Expiring in March and May 2021 [Member] | Employees Subject To Collective Bargaining Agreements [Member] | Labor Force Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	2.00%
Workforce Subject to Collective Bargaining Arrangements Expiring in April 2020 [Member] | Employees Subject To Collective Bargaining Agreements [Member] | Labor Force Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	3.00%
Workforce Subject to Collective Bargaining Arrangements Expiring in December 2020 [Member] | Employees Subject To Collective Bargaining Agreements [Member] | Labor Force Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	4.00%
Workforce Subject to Collective Bargaining Arrangements Expiring in June and July 2022 [Member] | Employees Subject To Collective Bargaining Agreements [Member] | Labor Force Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	5.00%
Workforce Subject to Collective Bargaining Arrangements Expiring in September 2021 [Member] | Employees Subject To Collective Bargaining Agreements [Member] | Labor Force Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	0.00%
Workforce Subject to Collective Bargaining Arrangements Expiring in October 2021 [Member] | Employees Subject To Collective Bargaining Agreements [Member] | Labor Force Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	1.00%
Workforce Subject to Collective Bargaining Arrangements Expiring Various Dates in 2020 to 2022 [Member] | Employees Subject To Collective Bargaining Agreements [Member] | Labor Force Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	27.00%
Workforce Subject to Collective Bargaining Arrangements [Member] | Employees Subject To Collective Bargaining Agreements [Member] | Labor Force Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	52.00%
CenterPoint Energy Houston Electric, LLC | Workforce Subject to Collective Bargaining Arrangements Expiring in May 2020 [Member] | Employees Subject To Collective Bargaining Agreements [Member] | Labor Force Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	51.00%
CenterPoint Energy Houston Electric, LLC | Workforce Subject to Collective Bargaining Arrangements Expiring in March and May 2021 [Member] | Employees Subject To Collective Bargaining Agreements [Member] | Labor Force Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	0.00%
CenterPoint Energy Houston Electric, LLC | Workforce Subject to Collective Bargaining Arrangements Expiring in April 2020 [Member] | Employees Subject To Collective Bargaining Agreements [Member] | Labor Force Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	0.00%
CenterPoint Energy Houston Electric, LLC | Workforce Subject to Collective Bargaining Arrangements Expiring in December 2020 [Member] | Employees Subject To Collective Bargaining Agreements [Member] | Labor Force Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	0.00%
CenterPoint Energy Houston Electric, LLC | Workforce Subject to Collective Bargaining Arrangements Expiring in June and July 2022 [Member] | Employees Subject To Collective Bargaining Agreements [Member] | Labor Force Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	0.00%
CenterPoint Energy Houston Electric, LLC | Workforce Subject to Collective Bargaining Arrangements Expiring in September 2021 [Member] | Employees Subject To Collective Bargaining Agreements [Member] | Labor Force Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	0.00%
CenterPoint Energy Houston Electric, LLC | Workforce Subject to Collective Bargaining Arrangements Expiring in October 2021 [Member] | Employees Subject To Collective Bargaining Agreements [Member] | Labor Force Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	0.00%
CenterPoint Energy Houston Electric, LLC | Workforce Subject to Collective Bargaining Arrangements Expiring Various Dates in 2020 to 2022 [Member] | Employees Subject To Collective Bargaining Agreements [Member] | Labor Force Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	0.00%
CenterPoint Energy Houston Electric, LLC | Workforce Subject to Collective Bargaining Arrangements [Member] | Employees Subject To Collective Bargaining Agreements [Member] | Labor Force Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	51.00%
CenterPoint Energy Resources Corp. | Workforce Subject to Collective Bargaining Arrangements Expiring in May 2020 [Member] | Employees Subject To Collective Bargaining Agreements [Member] | Labor Force Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	0.00%
CenterPoint Energy Resources Corp. | Workforce Subject to Collective Bargaining Arrangements Expiring in March and May 2021 [Member] | Employees Subject To Collective Bargaining Agreements [Member] | Labor Force Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	3.00%
CenterPoint Energy Resources Corp. | Workforce Subject to Collective Bargaining Arrangements Expiring in April 2020 [Member] | Employees Subject To Collective Bargaining Agreements [Member] | Labor Force Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	12.00%
CenterPoint Energy Resources Corp. | Workforce Subject to Collective Bargaining Arrangements Expiring in December 2020 [Member] | Employees Subject To Collective Bargaining Agreements [Member] | Labor Force Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	7.00%
CenterPoint Energy Resources Corp. | Workforce Subject to Collective Bargaining Arrangements Expiring in June and July 2022 [Member] | Employees Subject To Collective Bargaining Agreements [Member] | Labor Force Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	12.00%
CenterPoint Energy Resources Corp. | Workforce Subject to Collective Bargaining Arrangements Expiring in September 2021 [Member] | Employees Subject To Collective Bargaining Agreements [Member] | Labor Force Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	0.00%
CenterPoint Energy Resources Corp. | Workforce Subject to Collective Bargaining Arrangements Expiring in October 2021 [Member] | Employees Subject To Collective Bargaining Agreements [Member] | Labor Force Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	0.00%
CenterPoint Energy Resources Corp. | Workforce Subject to Collective Bargaining Arrangements Expiring Various Dates in 2020 to 2022 [Member] | Employees Subject To Collective Bargaining Agreements [Member] | Labor Force Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	0.00%
CenterPoint Energy Resources Corp. | Workforce Subject to Collective Bargaining Arrangements [Member] | Employees Subject To Collective Bargaining Agreements [Member] | Labor Force Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	34.00%